Operating Lease (Details) - Schedule of lease terms and discount rates	Dec. 31, 2021	Dec. 31, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2 years 8 months 12 days	6 years 4 months 24 days
Weighted average discount rate	4.75%	4.75%